Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
8. REDEEMABLE CONVERTIBLE PREFERRED STOCK
As of December 31, 2020 and 2019, the Company’s redeemable convertible preferred stock consisted of the following balances (in thousands, except per share amounts):

	December 31, 2020
Convertible preferred stock:	Original Issuance Price	Shares Authorized	Shares Issued and Outstanding	Shares of Common Stock if converted	Carrying Value	Aggregate Liquidation Preference	Dividend Rate
Series Seed redeemable	$0.3507	24,861	24,861	24,861	$7,350	$8,720	8.0%
Series A-1 redeemable	$0.4261	7,570	7,570	7,570	3,165	3,226	8.0%
Series B redeemable	$0.8194	19,527	19,527	20,957	15,905	16,000	8.0%
Series C redeemable	$1.7194	30,730	30,727	30,727	52,696	52,832	8.0%
Series D redeemable	$2.0181	42,717	42,294	42,294	85,052	$85,353	8.0%

		125,405	124,979	126,409	$164,168	$166,131

The holders of the Company’s Series Seed,
A-1,
B, C, and D redeemable

convertible preferred stock have various rights, preferences, privileges, and restrictions with respect to voting, dividends, liquidation, and conversion as follows:
Dividends
—Holders of shares of the Company’s redeemable convertible preferred stock are entitled to receive non-cumulative
dividends at an annual rate of 8.0% per share payable, if and when, declared by the board of directors, prior and in preference to any payment of any dividend on the common stock; such dividends shall be non-cumulative.
The redeemable convertible preferred stockholders are also entitled to participate in dividends on common stock on an as-converted
basis. The holders of redeemable convertible preferred stock can waive any dividend preference that such holders shall be entitled to receive upon the affirmative vote or written consent of the holders of a majority of the outstanding shares of redeemable convertible preferred stock, voting as a single class on an as-converted
basis (the “Preferred Consent”). As of December 31, 2020, no dividends have been declared or paid.
Voting Rights
—Holders of shares of the Company’s Series Seed and Series
A-1
redeemable convertible preferred stock have voting rights equal to the number of shares of common stock into which such redeemable convertible preferred stock is convertible. The holders of a majority of the outstanding shares of Series Seed redeemable convertible preferred stock and Series
A-1
redeemable convertible preferred stock, voting as a single class on an as-converted
basis, shall be entitled to elect one member of the Board of Directors of Matterport, Inc. (the “Board”). The holders of a majority of the outstanding shares of Series B redeemable convertible preferred stock, voting as a separate class, shall be entitled to elect one member of the Board. The holders of a majority of the outstanding shares of Series C redeemable convertible preferred stock, voting as a separate class, shall be entitled to elect one member of the Board. The holders of a majority of the outstanding shares of the Company’s common stock, voting as a separate class, shall be entitled to elect three members of the Board. Any remaining members of the Board shall be elected by the holders of (a) a majority of the outstanding shares of the Company’s common stock and (b) a majority of the outstanding shares of the Company’s redeemable convertible preferred stock, voting together as a single class on an as-converted
basis.
Liquidation Preference
—In the event of any Liquidation Event (as defined below), either voluntary or involuntary, the holders of Series C redeemable convertible preferred stock and Series D redeemable convertible preferred stock shall be entitled to receive, on a pari passu basis, prior and in preference to any distribution of any of the proceeds of such Liquidation Event to the holders of Series Seed redeemable convertible preferred stock, Series
A-1
redeemable convertible preferred stock, Series B redeemable convertible preferred stock or common stock by reason of their ownership thereof, an amount equal to the Series C redeemable convertible preferred stock original issue price or Series D redeemable convertible preferred stock original issue price, as applicable, plus all declared but unpaid dividends, on each such applicable share of redeemable convertible preferred stock held by them. If, upon the occurrence of such Liquidation Event, the proceeds distributed among the holders of Series C redeemable convertible preferred stock and Series D redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full preferential amount, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of Series C redeemable convertible preferred stock and Series D redeemable convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.
After payment in full of amounts payable to the holders of Series C redeemable convertible preferred stock and Series D redeemable convertible preferred stock above, the holders of Series B redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the proceeds of such Liquidation Event to the holders of Series Seed redeemable convertible preferred stock, Series
A-1
redeemable convertible preferred stock or common stock by reason of their ownership thereof, an amount equal to the Series B redeemable convertible preferred stock original issue price, plus all declared but unpaid dividends, on each such share of Series B redeemable convertible preferred stock held by them. If upon the occurrence of such Liquidation Event, the proceeds distributed among the holders of Series B redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full preferential amount, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of Series B redeemable convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.
After payment in full of amounts payable to the holders of Series B redeemable convertible preferred stock, the holders of Series Seed redeemable convertible preferred stock and Series
A-1
redeemable convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any of the proceeds of such Liquidation Event to the holders of common stock by reason of their ownership thereof, an amount equal to the Series Seed redeemable convertible preferred stock original issue price or the Series
A-1
redeemable convertible preferred stock original issue price, as applicable, plus all declared but unpaid dividends, on each such share of redeemable convertible preferred stock held by them. The Series Seed redeemable convertible preferred stock and Series
A-1
redeemable convertible preferred stock shall rank pari passu with respect to the respective preferential amounts for each such series upon the occurrence of such event. If, upon the occurrence of such Liquidation Event, the proceeds thus distributed among the holders of Series Seed redeemable convertible preferred stock and Series
A-1
redeemable convertible preferred stock are insufficient to permit the payment to such holders of the full preferential amount, then the entire proceeds legally available for distribution shall be distributed ratably among the holders of Series Seed redeemable convertible preferred stock and Series
A-1
redeemable convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.
After payment to the holders of redeemable convertible preferred stock of the preferential amounts, all remaining proceeds legally available for distribution to stockholders of the Company shall be distributed pro rata among the holders of common stock based on the number of shares of common stock then held by them. If, upon occurrence of such event, the assets and funds distributed among the holders of redeemable convertible preferred stock are insufficient to permit the payment, then the entire assets and funds of the Company legally available for distribution shall be distributed ratably among the holders of redeemable convertible preferred stock in proportion to the preferential amount each such holder is otherwise entitled to receive.
For purposes of determining the amount each holder of redeemable convertible preferred stock is entitled to receive with respect to a Liquidation Event, each such holder of redeemable convertible preferred stock shall be deemed to have converted (regardless of whether such holder actually converted) such holder’s shares of redeemable convertible preferred stock into shares of common stock immediately prior to the Liquidation Event if, as a result of an actual conversion, such holder would receive, in the aggregate, an amount greater than the amount that would be distributed to such holder if such holder did not convert such shares of redeemable convertible preferred stock into shares of common stock. If any such holder shall be deemed to have converted shares of redeemable convertible preferred stock into common stock pursuant to this paragraph, then such holder shall not be entitled to receive any distribution that would otherwise be made to holders of the redeemable convertible preferred stock that have not converted (or have not been deemed to have converted) into shares of common stock.
A “Liquidation Event” shall mean (i) a liquidation, dissolution, or winding up of the Company; (ii) an acquisition of the Company by another person or entity by means of any transaction or series of related transactions to which the Company is a party (including, without limitation, a merger, consolidation, or other corporate reorganization), other than an acquisition in which the shares of capital stock held by stockholders of the Company immediately prior to such acquisition continue to represent, or are converted into or exchanged for shares of capital stock that represent, immediately after such acquisition and by virtue of the acquisition, a majority of the total outstanding voting power of the surviving or acquiring person or entity; (iii) a sale, lease, exclusive license, or other disposition of all or substantially all of the assets or intellectual property of the Company, except where such sale, lease, exclusive license, or other disposition is to a wholly owned subsidiary of the Company; or (iv) a transaction or series of related transactions to which the Company is a party (whether by merger, consolidation, stock acquisition, or otherwise) in which a majority of the total outstanding voting power of the Company is transferred. Notwithstanding the foregoing sentence, a transaction shall not constitute a Liquidation Event if the primary purpose is to change the jurisdiction of the Company’s incorporation, create a holding company that will be owned in substantially the same proportions by the persons who held the
Company’s securities immediately before such transaction or engage in a bona fide equity financing transaction. The treatment of any particular transaction or series of related transactions as a Liquidation Event may only be waived with the Preferred Consent.
Conversion Rights
—At the option of the holder, each share of redeemable convertible preferred stock is convertible into shares of common stock as is determined by dividing the original issuance price per share for Series Seed,
A-1,
B, C, and D redeemable convertible preferred stock, by the conversion price applicable to such shares. The initial conversion price per share is the original issuance price of the redeemable convertible preferred stock. The conversion ratio for the redeemable convertible preferred stock shall be subject to appropriate adjustments for stock splits, stock dividends, combinations, subdivisions, recapitalizations, or the like. In addition, if the Company should issue any additional stock without consideration or for a consideration per share less than the conversion price for the redeemable convertible preferred stock, the conversion price for each series shall automatically be adjusted in accordance with anti-dilution provisions contained in the Company’s Amended Certificate of Incorporation.
Each share of redeemable convertible preferred stock will automatically convert into shares of common stock at the conversion rate then in effect upon the earlier of (i) the closing of the sale of the Company’s Common Stock to the public at a price of at least $3.0272 per share and aggregate proceeds of not less than $50.0 million, net of underwriting discounts and commissions or (ii) the date of the Preferred Consent.
Redemption
—Redeemable convertible preferred stock is not redeemable at the election of the holder, except that in the event of a change in control resulting from the sale or transfer of the Company’s securities, which qualifies as a Liquidation Event.